Plant and Equipment - Schedule of Plant and Equipment (Details) (US VR Global Inc.) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Total plant and equipment	$ 735,000	$ 488,000
Accumulated depreciation	(66,000)	(45,000)
Plant and equipment, net	669,000	443,000
Furniture and Fittings [Member]
Total plant and equipment	$ 26,000	24,000
US VR Global Inc. [Member]
Total plant and equipment		487,995
Accumulated depreciation		(44,521)
Plant and equipment, net		443,474
US VR Global Inc. [Member] | Equipment - Office [Member]
Total plant and equipment		146,451
US VR Global Inc. [Member] | Equipment - Theme Park [Member]
Total plant and equipment		69,723
US VR Global Inc. [Member] | Computer [Member]
Total plant and equipment		37,197
US VR Global Inc. [Member] | Furniture and Fittings [Member]
Total plant and equipment		23,908
US VR Global Inc. [Member] | Leasehold Improvement - Office [Member]
Total plant and equipment		30,112
US VR Global Inc. [Member] | Leasehold Improvement - Theme Park [Member]
Total plant and equipment		$ 180,604